AUGUST 2021 PRIVATE PLACEMENT (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Aug. 10, 2021	Aug. 05, 2021	Jul. 06, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Proceeds from Warrant Exercises	$ 9,832,000
Derivative, description of terms			(representing 7% of the gross proceeds raised in the Private Placement excluding proceeds raised from the strategic investor, plus 3.5% of the aggregate gross proceeds raised from the strategic investor)
Aggregate number of shares			5.00%
Exercise price			$ 0.35
Equity fair value disclosure			$ 359,000
Common stock price			$ 0.33
Expected life of the warrants			2 years 6 months
Stock option, volatility			168.00%			146.70%	194.50%
Expected dividend rate			0.00%	0.00%	0.00%	0.00%	0.00%
Stock option, risk free interest rate			2.65%			0.18%	2.08%
Stock issued for restricted shares, value				$ 189,000
Cash				100,000
Offering costs				$ 1,379,000
AGP Warrants [Member]
Proceeds from issuance of private placement				1,333,333
Private Placement [Member]
Proceeds from issuance of private placement		16,833,333
Exercise price of warrants		$ 0.35
Payments for repurchase of private placement			$ 630,000
Legal fees				$ 390,000
Stock issued for restricted shares				571,428
Pre-Funded Warrants [Member]
Proceeds from issuance of private placement		16,833,333
Exercise price of warrants		$ 0.01
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		16,833,333
Purchase Agreement [Member]
Common stock, shares, issued		16,500,001
Proceeds from issuance of private placement		16,500,000
Exercise price of warrants		$ 0.35
Redemption Agreement [Member] | Koncepts and Treasure Green [Member]
Conversion of Stock, Amount Issued	$ 7,162,000	$ 7,162,000